Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
25.    Subsequent events
Sociedade de Crédito, Financiamento e Investimento (“SCFI”)
On January 5, 2024, the Group received from BACEN a license to operate a financial services company (“Financeira”) under the legal format of a Stone Sociedade de Crédito, Financiamento e Investimento S.A. (“SCFI”). This license enables the SCFI to develop and offer a range of new products, such as time deposits to improve and diversify the funding sources of the Group.